PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Unit Plan Activity (Details)	12 Months Ended			102 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)				8,277,236
Number of shares, Exited (in shares)	(13,255)
Number of shares, Forfeited (in shares)	(343,095)
Number of shares, Outstanding, ending balance (in shares)	7,920,886			7,920,886
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)	2,757,800	2,837,150	2,094,950
Number of shares, Granted (in shares)	1,636,575	1,269,300	866,000
Number of shares, Exited (in shares)	(635,276)	(1,232,074)	(17,294)
Number of shares, Forfeited (in shares)	(130,724)	(116,576)	(106,506)
Number of shares, Outstanding, ending balance (in shares)	3,628,375	2,757,800	2,837,150	3,628,375
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares	$ 27.88	$ 27.20	$ 26.99
Fair value per share, Granted (USD per share) | $ / shares	25.33	25.58	27.61
Fair value per share, Exited (USD per share) | $ / shares	32.54	24.05	26.21
Fair value per share, Forfeited (USD per share) | $ / shares	28.21	26.90	26.36
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 25.90	$ 27.88	$ 27.20	$ 25.90
PSUs and Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)	3,294,302	3,693,496	4,305,811
Number of shares, Granted (in shares)	1,906,781	1,127,673	786,364
Number of shares, Exited (in shares)	(565,731)	(1,434,251)	(673,661)
Number of shares, Forfeited (in shares)	(342,841)	(92,616)	(725,018)
Number of shares, Outstanding, ending balance (in shares)	4,292,511	3,294,302	3,693,496	4,292,511
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares	$ 22.89	$ 21.35	$ 20.58
Fair value per share, Granted (USD per share) | $ / shares	23.70	21.86	23.43
Fair value per share, Exited (USD per share) | $ / shares	19.44	18.16	20.84
Fair value per share, Forfeited (USD per share) | $ / shares	21.74	22.21	19.54
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 23.79	$ 22.89	$ 21.35	$ 23.79